Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Mar. 31, 2018
Athena SpinCo Inc
Common stock, par value (in dollars per share)		$ 0.001
Common stock, shares authorized		500
Common stock, shares issued		500
Common stock, shares outstanding		500
DSS holding
Provision for doubtful accounts		$ 1,961,660	$ 524,131
Accumulated Amortization, Debt Issuance Costs		427,869	252,602
Unamortized deferred financing costs		7,147,186	9,266,324
DSS holding | Vessels
Accumulated Amortization, Debt Issuance Costs		479,532,460	442,254,103
DSS holding | Other property
Accumulated Amortization, Debt Issuance Costs		457,602	309,799
DSS holding | Deferred drydocking costs
Accumulated Amortization, Debt Issuance Costs		14,573,001	17,055,668
DSS holding | Time charter contracts acquired
Accumulated Amortization, Debt Issuance Costs		1,733,470	$ 1,552,557
Diamond S Shipping
Provision for doubtful accounts	$ 1,812,000	1,962,000
Unamortized deferred financing costs	$ 11,063,000	$ 7,147,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	39,890,698
Common stock, shares outstanding	39,890,698
Diamond S Shipping | Vessels
Accumulated depreciation	$ 527,567,000	$ 479,532,000
Diamond S Shipping | Other property
Accumulated depreciation	671,000	458,000
Diamond S Shipping | Deferred drydocking costs
Accumulated amortization	15,996,000	14,573,000
Diamond S Shipping | Time charter contracts acquired
Accumulated amortization	$ 1,539,000	$ 1,733,000